Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Weighted Average Number of Shares [Table Text Block]
	Years Ended December 31,
	2016	2015

Weighted average common shares outstanding - basic	10,313,747	10,473,210
Potentially dilutive securities:
Unvested shares of restricted stock and employee stock options	19,173	20,620
Weighted average common shares outstanding - diluted	10,332,920	10,493,830
Average number of potentially dilutive securities excluded from calculation	18,658	-